Earnings per share (Details) - Basic [Member] $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($) $ / shares shares	Jun. 30, 2021 ARS ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 ARS ($) shares	Jun. 30, 2020 USD ($) $ / shares shares
Statement [Line Items]
Profit/ (loss) for the year from continuing operations attributable to equity holders of the parent | $	$ 37,088	$ (12,592)		$ 17,106
(Loss)/ Profit for the year from discontinued operations attributable to equity holders of the parent	0		$ (8,019)		$ (7,428)
Profit/ (loss) for the year attributable to equity holders of the parent	$ 37,088		$ (20,611)		$ 9,678
Weighted average number of ordinary shares outstanding | shares	590	527	527	499	499
Basic earnings per share | (per share)	$ 62.86		$ 39.11		$ 19.38